Note 13 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Statement Line Items [Line Items]
Credit commitments	$ 621,370	$ 701,104	$ 499,185
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	556,629	635,433	414,591
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 64,741	$ 65,671	$ 84,594